Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash and cash equivalents

	December 31, 2022	December 31, 2021

Cash and banks	139,844	146,853
Cash equivalents	1,727,641	571,076
Total	1,867,485	717,929